UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22099

Gateway Trust

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Gateway Equity Call Premium Fund

Shares	Description	Value (†)
Common Stocks – 96.6% of Net Assets

	Aerospace & Defense – 2.9%
2,410	Boeing Co. (The)(b)	$315,590
839	General Dynamics Corp.(c)	115,740
3,604	Honeywell International, Inc.(b)	341,263
468	Huntington Ingalls Industries, Inc.	50,146
1,081	KLX, Inc.(b)(d)	38,635
766	Lockheed Martin Corp.(c)	158,799
588	Precision Castparts Corp.(b)	135,070
1,272	United Technologies Corp.(b)	113,195

		1,268,438

	Air Freight & Logistics – 0.9%
621	FedEx Corp.(c)	89,411
2,917	United Parcel Service, Inc., Class B(b)	287,879

		377,290

	Airlines – 0.7%
3,034	Delta Air Lines, Inc.(c)	136,136
2,369	JetBlue Airways Corp.(d)	61,049
1,729	United Continental Holdings, Inc.(b)(d)	91,723

		288,908

	Auto Components – 0.6%
3,995	Johnson Controls, Inc.(b)	165,233
833	Lear Corp.(b)	90,614

		255,847

	Automobiles – 0.5%
5,027	General Motors Co.(c)	150,910
187	Tesla Motors, Inc.(d)	46,451

		197,361

	Banks – 6.0%
26,597	Bank of America Corp.(c)	414,381
7,618	Citigroup, Inc.(c)	377,929
3,958	Comerica, Inc.(b)	162,674
1,712	East West Bancorp, Inc.	65,775
5,710	Fifth Third Bancorp(c)	107,976
888	First Republic Bank(b)	55,740
12,632	Huntington Bancshares, Inc.(c)	133,899
7,986	JPMorgan Chase & Co.(c)	486,907
348	Signature Bank(d)	47,871
1,626	SunTrust Banks, Inc.(c)	62,178
602	SVB Financial Group(d)	69,555
12,075	Wells Fargo & Co.(b)	620,051

		2,604,936

	Beverages – 1.9%
11,984	Coca-Cola Co. (The)(b)	480,798
3,615	PepsiCo, Inc.(c)	340,895

		821,693

Shares	Description	Value (†)
Common Stocks – continued

	Biotechnology – 3.5%
3,643	AbbVie, Inc.(b)	$198,215
451	Alexion Pharmaceuticals, Inc.(c)(d)	70,532
522	Alkermes PLC(d)	30,626
703	Alnylam Pharmaceuticals, Inc.(b)(d)	56,493
2,171	Amgen, Inc.(b)	300,293
531	Biogen, Inc.(c)(d)	154,951
2,243	Celgene Corp.(c)(d)	242,625
3,937	Gilead Sciences, Inc.(b)	386,574
167	Incyte Corp.(c)(d)	18,425
253	United Therapeutics Corp.(d)	33,204

		1,491,938

	Building Products – 0.3%
832	A.O. Smith Corp.	54,238
1,437	Fortune Brands Home & Security, Inc.(b)	68,215

		122,453

	Capital Markets – 2.1%
5,777	Bank of New York Mellon Corp. (The)(b)	226,170
727	BlackRock, Inc.(b)	216,261
1,042	Goldman Sachs Group, Inc. (The)(c)	181,058
7,656	Morgan Stanley(b)	241,164
906	SEI Investments Co.(c)	43,696

		908,349

	Chemicals – 2.1%
144	Agrium, Inc.(c)	12,888
632	Air Products & Chemicals, Inc.(c)	80,631
1,303	Albemarle Corp.	57,462
454	Ashland, Inc.(c)	45,681
1,035	Celanese Corp., Series A(b)	61,241
5,733	Huntsman Corp.(b)	55,553
550	International Flavors & Fragrances, Inc.(c)	56,793
724	Monsanto Co.(c)	61,786
2,039	PPG Industries, Inc.(b)	178,800
1,970	Praxair, Inc.(b)	200,664
1,175	Valspar Corp. (The)	84,459

		895,958

	Commercial Services & Supplies – 0.3%
2,223	Waste Management, Inc.(b)	110,728

	Communications Equipment – 1.6%
12,978	Cisco Systems, Inc.(c)	340,673
162	Palo Alto Networks, Inc.(d)	27,864
6,099	QUALCOMM, Inc.(b)	327,699

		696,236

	Construction & Engineering – 0.1%
1,230	Chicago Bridge & Iron Co.	48,782

	Consumer Finance – 1.1%
3,272	American Express Co.(b)	242,553
1,613	Capital One Financial Corp.(c)	116,975

Shares	Description	Value (†)
Common Stocks – continued

	Consumer Finance – continued
2,317	Discover Financial Services(b)	$120,461
313	Synchrony Financial(c)(d)	9,797

		489,786

	Containers & Packaging – 0.3%
1,600	Crown Holdings, Inc.(b)(d)	73,200
963	Packaging Corp. of America(b)	57,934

		131,134

	Diversified Financial Services – 1.1%
3,396	Berkshire Hathaway, Inc., Class B(c)(d)	442,838
661	MSCI, Inc.	39,303

		482,141

	Diversified Telecommunication Services – 2.3%
17,251	AT&T, Inc.(b)	562,038
10,341	Verizon Communications, Inc.(b)	449,937

		1,011,975

	Electric Utilities – 1.6%
3,254	American Electric Power Co., Inc.(c)	185,022
2,350	Pepco Holdings, Inc.(c)	56,917
5,031	PPL Corp.(b)	165,470
2,876	Southern Co. (The)(c)	128,557
4,347	Westar Energy, Inc.	167,099

		703,065

	Electrical Equipment – 0.4%
299	Acuity Brands, Inc.	52,498
1,245	Emerson Electric Co.(c)	54,992
1,951	Sensata Technologies Holding NV(d)	86,507

		193,997

	Electronic Equipment, Instruments & Components – 0.5%
1,595	Arrow Electronics, Inc.(d)	88,171
1,653	Avnet, Inc.(c)	70,550
3,429	Flextronics International Ltd.(d)	36,142

		194,863

	Energy Equipment & Services – 1.1%
1,839	National Oilwell Varco, Inc.(c)	69,239
1,143	Oceaneering International, Inc.(b)	44,897
5,222	Schlumberger Ltd.(b)	360,161

		474,297

	Food & Staples Retailing – 2.2%
1,364	Costco Wholesale Corp.(b)	197,193
2,314	CVS Health Corp.(c)	223,255
2,067	Sysco Corp.(b)	80,551
4,309	Wal-Mart Stores, Inc.(b)	279,396
2,183	Walgreens Boots Alliance, Inc.(c)	181,407

		961,802

Shares	Description	Value (†)
Common Stocks – continued

	Food Products – 1.7%
2,061	General Mills, Inc.(c)	$115,684
581	Hain Celestial Group, Inc. (The)(d)	29,980
387	Ingredion, Inc.	33,789
1,534	Kellogg Co.(b)	102,088
2,522	Kraft Heinz Co. (The)(c)	178,003
5,934	Mondelez International, Inc., Class A(b)	248,456
656	WhiteWave Foods Co. (The)(d)	26,338

		734,338

	Gas Utilities – 0.3%
1,374	Atmos Energy Corp.	79,939
1,194	UGI Corp.(c)	41,575

		121,514

	Health Care Equipment & Supplies – 1.7%
3,517	Abbott Laboratories(c)	141,454
271	Cooper Cos., Inc. (The)	40,341
1,650	Hologic, Inc.(c)(d)	64,564
692	IDEXX Laboratories, Inc.(d)	51,381
3,654	Medtronic PLC(b)	244,599
1,236	ResMed, Inc.(b)	62,987
769	Sirona Dental Systems, Inc.(d)	71,778
516	Teleflex, Inc.	64,092

		741,196

	Health Care Providers & Services – 2.6%
1,527	Anthem, Inc.(c)	213,780
777	Community Health Systems, Inc.(d)	33,232
2,611	Express Scripts Holding Co.(c)(d)	211,387
1,084	Health Net, Inc.(d)	65,278
686	McKesson Corp.(c)	126,931
717	MEDNAX, Inc.(d)	55,058
3,601	UnitedHealth Group, Inc.(b)	417,752

		1,123,418

	Hotels, Restaurants & Leisure – 1.9%
186	Domino’s Pizza, Inc.	20,071
2,902	McDonald’s Corp.(b)	285,934
3,508	MGM Resorts International(b)(d)	64,723
850	Norwegian Cruise Line Holdings Ltd.(c)(d)	48,705
4,143	Starbucks Corp.(c)	235,488
1,982	Yum! Brands, Inc.(b)	158,461

		813,382

	Household Durables – 0.5%
1,664	Jarden Corp.(b)(d)	81,336
1,246	Leggett & Platt, Inc.(c)	51,398
2,300	Toll Brothers, Inc.(d)	78,752

		211,486

	Household Products – 2.1%
559	Church & Dwight Co., Inc.(b)	46,900
1,573	Clorox Co. (The)(c)	181,729
1,299	Kimberly-Clark Corp.(b)	141,643

Shares	Description	Value (†)
Common Stocks – continued

	Household Products – continued
7,479	Procter & Gamble Co. (The)(b)	$538,039

		908,311

	Industrial Conglomerates – 2.6%
2,412	3M Co.(b)	341,949
467	Carlisle Cos., Inc.	40,806
29,821	General Electric Co.(b)	752,086

		1,134,841

	Insurance – 2.4%
2,241	ACE Ltd.(c)	231,719
2,099	Arch Capital Group Ltd.(c)(d)	154,213
487	Chubb Corp. (The)(b)	59,731
2,022	Cincinnati Financial Corp.(c)	108,784
3,684	Lincoln National Corp.(c)	174,843
3,828	Prudential Financial, Inc.(b)	291,732

		1,021,022

	Internet & Catalog Retail – 1.9%
988	Amazon.com, Inc.(c)(d)	505,748
1,688	Liberty Interactive Corp./QVC Group, Class A(b)(d)	44,276
1,823	Liberty Ventures, Series A(b)(d)	73,558
155	Priceline Group, Inc. (The)(c)(d)	191,713

		815,295

	Internet Software & Services – 3.8%
704	Alibaba Group Holding Ltd., Sponsored ADR(b)(d)	41,515
6,208	Facebook, Inc., Class A(b)(d)	558,099
898	Google, Inc., Class A(b)(d)	573,256
670	Google, Inc., Class C(b)(d)	407,641
2,315	Yahoo!, Inc.(c)(d)	66,927

		1,647,438

	IT Services – 3.5%
2,281	Accenture PLC, Class A(b)	224,131
230	FleetCor Technologies, Inc.(d)	31,653
543	Global Payments, Inc.	62,298
2,688	International Business Machines Corp.(b)	389,679
3,147	MasterCard, Inc., Class A(b)	283,608
2,951	Paychex, Inc.(b)	140,556
5,606	Visa, Inc., Class A(b)	390,514

		1,522,439

	Leisure Products – 0.1%
490	Polaris Industries, Inc.	58,736

	Life Sciences Tools & Services – 0.3%
45	Illumina, Inc.(d)	7,912
993	Thermo Fisher Scientific, Inc.(c)	121,424

		129,336

	Machinery – 0.9%
1,123	Caterpillar, Inc.(c)	73,399
1,870	Cummins, Inc.(b)	203,045

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – continued
1,045	WABCO Holdings, Inc.(d)	$109,547

		385,991

	Media – 3.1%
7,717	Comcast Corp., Class A(b)	438,943
819	Time Warner Cable, Inc.(c)	146,904
3,559	Time Warner, Inc.(b)	244,681
3,539	Twenty-First Century Fox, Inc., Class A(c)	95,482
4,064	Walt Disney Co. (The)(c)	415,341

		1,341,351

	Multi-Utilities – 0.9%
2,285	Alliant Energy Corp.(b)	133,650
2,567	PG&E Corp.(b)	135,537
2,473	Public Service Enterprise Group, Inc.(c)	104,262

		373,449

	Multiline Retail – 0.6%
1,494	Nordstrom, Inc.(b)	107,135
2,159	Target Corp.(c)	169,827

		276,962

	Oil, Gas & Consumable Fuels – 5.9%
1,824	Apache Corp.(c)	71,428
1,608	Cheniere Energy, Inc.(d)	77,666
3,697	Chevron Corp.(c)	291,619
576	Concho Resources, Inc.(b)(d)	56,621
7,109	Devon Energy Corp.(b)	263,673
12,424	Exxon Mobil Corp.(b)	923,724
1,180	HollyFrontier Corp.(b)	57,631
1,882	Noble Energy, Inc.(c)	56,799
2,181	Occidental Petroleum Corp.(c)	144,273
2,598	Phillips 66(b)	199,630
1,384	Pioneer Natural Resources Co.(b)	168,350
6,228	Spectra Energy Corp.(b)	163,610
3,928	Whiting Petroleum Corp.(b)(d)	59,981

		2,535,005

	Paper & Forest Products – 0.1%
791	International Paper Co.(c)	29,892

	Pharmaceuticals – 5.8%
1,023	Allergan PLC(c)(d)	278,062
5,206	Bristol-Myers Squibb Co.(b)	308,195
2,950	Eli Lilly & Co.(b)	246,886
311	Jazz Pharmaceuticals PLC(d)	41,304
7,190	Johnson & Johnson(b)	671,186
7,871	Merck & Co., Inc.(b)	388,749
18,291	Pfizer, Inc.(b)	574,520

		2,508,902

	Professional Services – 0.3%
504	Manpowergroup, Inc.(b)	41,273
427	Towers Watson & Co., Class A	50,121

Shares	Description	Value (†)
Common Stocks – continued

	Professional Services – continued
769	Verisk Analytics, Inc.(c)(d)	$56,837

		148,231

	REITs - Apartments – 0.5%
415	Essex Property Trust, Inc.(c)	92,719
3,750	UDR, Inc.(b)	129,300

		222,019

	REITs - Diversified – 0.5%
922	Crown Castle International Corp.(b)	72,718
741	Digital Realty Trust, Inc.(c)	48,402
4,646	Duke Realty Corp.(b)	88,507

		209,627

	REITs - Mortgage – 0.5%
4,701	American Capital Agency Corp.(b)	87,909
10,887	Annaly Capital Management, Inc.(b)	107,454

		195,363

	REITs - Office Property – 0.3%
1,362	SL Green Realty Corp.(c)	147,314

	REITs - Shopping Centers – 0.4%
10,987	DDR Corp.(b)	168,980

	REITs - Single Tenant – 0.2%
2,036	Realty Income Corp.(b)	96,486

	REITs - Storage – 0.3%
1,567	Extra Space Storage, Inc.(c)	120,910

	Road & Rail – 0.7%
767	Norfolk Southern Corp.(c)	58,599
1,619	Old Dominion Freight Line, Inc.(d)	98,759
1,775	Union Pacific Corp.(c)	156,928

		314,286

	Semiconductors & Semiconductor Equipment – 2.3%
12,542	Applied Materials, Inc.(b)	184,242
10,892	Intel Corp.(b)	328,285
2,134	Maxim Integrated Products, Inc.(c)	71,276
7,501	Micron Technology, Inc.(d)	112,365
488	NXP Semiconductors NV(b)(d)	42,490
4,844	Texas Instruments, Inc.(c)	239,875

		978,533

	Software – 4.3%
2,301	Activision Blizzard, Inc.(b)	71,078
1,605	Adobe Systems, Inc.(c)(d)	131,963
313	ANSYS, Inc.(d)	27,588
1,993	Cadence Design Systems, Inc.(d)	41,215
420	CDK Global, Inc.	20,068
411	Check Point Software Technologies Ltd.(b)(d)	32,605
748	Fortinet, Inc.(d)	31,775
20,898	Microsoft Corp.(b)	924,945

Shares	Description	Value (†)
Common Stocks – continued

	Software – continued
8,751	Oracle Corp.(b)	$316,086
1,806	Salesforce.com, Inc.(c)(d)	125,391
273	ServiceNow, Inc.(c)(d)	18,960
897	Synopsys, Inc.(d)	41,423
115	Ultimate Software Group, Inc. (The)(d)	20,586
455	VMware, Inc., Class A(d)	35,849

		1,839,532

	Specialty Retail – 2.6%
416	Advance Auto Parts, Inc.(c)	78,844
1,246	Foot Locker, Inc.(c)	89,675
3,706	Home Depot, Inc. (The)(c)	428,006
3,023	Lowe’s Cos., Inc.(b)	208,345
504	Signet Jewelers Ltd.(c)	68,609
2,368	TJX Cos., Inc. (The)(c)	169,123
233	Ulta Salon, Cosmetics & Fragrance, Inc.(d)	38,061
263	Williams-Sonoma, Inc.	20,080

		1,100,743

	Technology Hardware, Storage & Peripherals – 4.2%
14,773	Apple, Inc.(b)	1,629,462
4,910	EMC Corp.(c)	118,625
2,826	Hewlett-Packard Co.(b)	72,374

		1,820,461

	Textiles, Apparel & Luxury Goods – 1.0%
2,723	Hanesbrands, Inc.(b)	78,804
2,459	NIKE, Inc., Class B(c)	302,383
215	Skechers USA, Inc., Class A(d)	28,827

		410,014

	Thrifts & Mortgage Finance – 0.0%
233	New York Community Bancorp, Inc.(c)	4,208

	Tobacco – 1.6%
5,618	Altria Group, Inc.(c)	305,619
4,679	Philip Morris International, Inc.(b)	371,185

		676,804

	Water Utilities – 0.1%
1,078	American Water Works Co., Inc.(c)	59,376

	Total Common Stocks (Identified Cost $42,751,316)	41,679,168

Principal Amount
Short-Term Investments – 10.0%
$4,329,977	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $4,329,978 on 10/01/2015 collateralized by $4,465,000 U.S. Treasury Note, 1.500% due 1/31/2022 valued at $4,420,350 including accrued interest(e) (Identified Cost $4,329,977)	4,329,977

	Description	Value (†)
	Total Investments – 106.6% (Identified Cost $47,081,293)(a)	46,009,145
	Other assets less liabilities – (6.6)%	(2,831,004)

	Net Assets – 100.0%	$43,178,141

Contracts
Written Options – (1.5%)

	Index Options – (1.5%)
22	On S&P 500® Index, Call expiring October 02, 2015 at 1930(f)	$(22,440)
23	On S&P 500® Index, Call expiring October 09, 2015 at 1950(f)	(30,360)
24	On S&P 500® Index, Call expiring October 16, 2015 at 1900(f)	(110,640)
27	On S&P 500® Index, Call expiring October 16, 2015 at 1925(f)	(83,970)
27	On S&P 500® Index, Call expiring October 16, 2015 at 1950(f)	(51,030)
19	On S&P 500® Index, Call expiring October 16, 2015 at 1975(f)	(19,000)
27	On S&P 500® Index, Call expiring November 20, 2015 at 1900(f)	(179,010)
22	On S&P 500® Index, Call expiring November 20, 2015 at 1925(f)	(113,080)
24	On S&P 500® Index, Call expiring November 20, 2015 at 2000(f)	(43,080)

	Total Written Options (Premiums Received $920,291)	$(652,610)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, written options were fair valued at $(652,610), representing (1.5%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized depreciation on investments based on a cost of $47,081,293 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,161,493
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(2,233,641)

Net unrealized depreciation	$(1,072,148)

At December 31, 2014, the Fund had a short-term capital loss carryforward of $243,981 with no expiration date and a long-term capital loss carryforward of $196,847 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	A portion of this security has been pledged as collateral for outstanding options.
(c)	All of this security has been pledged as collateral for outstanding options.
(d)	Non-income producing security.
(e)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(f)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$41,679,168	$—	$—	$41,679,168
Short-Term Investments	—	4,329,977	—	4,329,977

Total	$41,679,168	$4,329,977	$—	$46,009,145

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(652,610)	$—	$(652,610)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The combination of the diversified stock portfolio and the steady cash flow from writing of index call options is intended to moderate the volatility of returns relative to an all-equity portfolio. During the period ended September 30, 2015, written index call options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2015:

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(652,610)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2015 (Unaudited)

Banks	6.0%
Oil, Gas & Consumable Fuels	5.9
Pharmaceuticals	5.8
Software	4.3
Technology Hardware, Storage & Peripherals	4.2
Internet Software & Services	3.8
IT Services	3.5
Biotechnology	3.5
Media	3.1
Aerospace & Defense	2.9
Industrial Conglomerates	2.6
Health Care Providers & Services	2.6
Specialty Retail	2.6
Insurance	2.4
Diversified Telecommunication Services	2.3
Semiconductors & Semiconductor Equipment	2.3
Food & Staples Retailing	2.2
Capital Markets	2.1
Household Products	2.1
Chemicals	2.1
Other Investments, less than 2% each	30.3
Short-Term Investments	10.0

Total Investments	106.6
Other assets less liabilities (including open written options)	(6.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of September 30, 2015 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 97.0% of Net Assets

	Aerospace & Defense – 2.2%
379,984	Boeing Co. (The)(b)	$49,758,905
552,760	Honeywell International, Inc.(b)	52,340,844
221,762	Raytheon Co.(b)	24,229,716
34,544	TransDigm Group, Inc.(b)(c)	7,337,491
421,225	United Technologies Corp.(b)	37,484,813

		171,151,769

	Air Freight & Logistics – 0.7%
571,206	United Parcel Service, Inc., Class B(b)	56,372,320

	Airlines – 0.5%
580,702	American Airlines Group, Inc.(d)	22,548,658
273,036	United Continental Holdings, Inc.(b)(c)	14,484,560

		37,033,218

	Auto Components – 0.2%
94,613	Autoliv, Inc.(d)	10,313,763
152,167	Cooper Tire & Rubber Co.(b)	6,012,118

		16,325,881

	Automobiles – 0.5%
2,051,938	Ford Motor Co.(b)	27,844,799
32,003	Tesla Motors, Inc.(c)(d)	7,949,545

		35,794,344

	Banks – 5.9%
347,668	Associated Banc-Corp(d)	6,247,594
5,251,310	Bank of America Corp.(b)	81,815,410
1,564,132	Citigroup, Inc.(b)	77,596,588
86,171	FirstMerit Corp.(b)	1,522,642
1,698,935	JPMorgan Chase & Co.(b)	103,584,067
110,540	Old National Bancorp(b)	1,539,822
1,607,287	U.S. Bancorp(b)	65,914,840
2,338,252	Wells Fargo & Co.(b)	120,069,240

		458,290,203

	Beverages – 2.3%
1,799,974	Coca-Cola Co. (The)(b)	72,214,957
141,179	Monster Beverage Corp.(b)(c)	19,078,930
921,919	PepsiCo, Inc.(b)	86,936,962

		178,230,849

	Biotechnology – 3.8%
858,866	AbbVie, Inc.(b)	46,730,899
140,044	Alexion Pharmaceuticals, Inc.(b)(c)	21,901,481
359,085	Amgen, Inc.(d)	49,668,638
343,949	Baxalta, Inc.(b)	10,837,833
119,263	Biogen, Inc.(c)(d)	34,802,136
453,623	Celgene Corp.(b)(c)	49,068,400
716,748	Gilead Sciences, Inc.(b)	70,377,486
130,287	Vertex Pharmaceuticals, Inc.(b)(c)	13,568,088

		296,954,961

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – 2.0%
109,306	Affiliated Managers Group, Inc.(c)(d)	$18,690,233
976,184	Charles Schwab Corp. (The)(b)	27,879,815
323,178	Eaton Vance Corp.(b)	10,800,609
220,390	Goldman Sachs Group, Inc. (The)(b)	38,294,966
348,228	Legg Mason, Inc.(b)	14,489,767
894,591	Morgan Stanley(b)	28,179,617
354,087	TD Ameritrade Holding Corp.(b)	11,274,130
135,291	Waddell & Reed Financial, Inc., Class A(b)	4,704,068

		154,313,205

	Chemicals – 1.9%
94,627	Ashland, Inc.(d)	9,521,369
92,560	Chemours Co. (The)(b)	598,863
660,305	Dow Chemical Co. (The)(b)	27,996,932
524,849	E.I. du Pont de Nemours & Co.(b)	25,297,722
213,613	Eastman Chemical Co.(b)	13,825,033
300,931	LyondellBasell Industries NV, Class A(b)	25,085,608
332,136	Monsanto Co.(b)	28,344,486
97,583	Olin Corp.(b)	1,640,370
111,573	Potash Corp. of Saskatchewan, Inc.	2,292,825
367,040	RPM International, Inc.(d)	15,375,306

		149,978,514

	Commercial Services & Supplies – 0.5%
163,755	ADT Corp. (The)(b)	4,896,275
572,952	Tyco International PLC(b)	19,170,974
347,351	Waste Management, Inc.(b)	17,301,553

		41,368,802

	Communications Equipment – 1.7%
2,470,813	Cisco Systems, Inc.(b)	64,858,841
238,994	Motorola Solutions, Inc.(b)	16,342,410
52,938	Palo Alto Networks, Inc.(c)(d)	9,105,336
810,535	QUALCOMM, Inc.(b)	43,550,045

		133,856,632

	Consumer Finance – 0.8%
521,827	American Express Co.(b)	38,683,036
387,563	Discover Financial Services(b)	20,149,400

		58,832,436

	Containers & Packaging – 0.4%
220,055	Avery Dennison Corp.(b)	12,448,512
116,207	Sonoco Products Co.(b)	4,385,652
291,457	WestRock Co.(b)	14,992,548

		31,826,712

	Distributors – 0.3%
257,573	Genuine Parts Co.(b)	21,350,226

Shares	Description	Value (†)
Common Stocks – continued

	Diversified Financial Services – 2.2%
990,139	Berkshire Hathaway, Inc., Class B(b)(c)	$129,114,126
246,268	CME Group, Inc.(b)	22,838,894
143,141	FNFV Group(c)(d)	1,677,613
83,571	IntercontinentalExchange, Inc.(b)	19,638,349

		173,268,982

	Diversified Telecommunication Services – 2.0%
2,321,272	AT&T, Inc.(b)	75,627,042
911,718	Frontier Communications Corp.(b)	4,330,661
1,766,540	Verizon Communications, Inc.(b)	76,862,155

		156,819,858

	Electric Utilities – 1.4%
653,224	American Electric Power Co., Inc.(b)	37,142,317
664,576	Duke Energy Corp.(b)	47,809,597
96,946	Hawaiian Electric Industries, Inc.(d)	2,781,381
446,651	OGE Energy Corp.(b)	12,220,371
465,698	Pepco Holdings, Inc.(b)	11,279,206

		111,232,872

	Electrical Equipment – 0.5%
302,578	Eaton Corp. PLC(b)	15,522,251
395,116	Emerson Electric Co.(b)	17,452,274
94,173	Hubbell, Inc., Class B(b)	7,999,996

		40,974,521

	Electronic Equipment, Instruments & Components – 0.4%
778,191	Corning, Inc.(b)	13,322,630
271,907	TE Connectivity Ltd.(b)	16,284,510

		29,607,140

	Energy Equipment & Services – 1.4%
392,551	Baker Hughes, Inc.(b)	20,428,354
720,558	Halliburton Co.(b)	25,471,725
269,281	Patterson-UTI Energy, Inc.(b)	3,538,352
830,444	Schlumberger Ltd.(b)	57,275,723

		106,714,154

	Food & Staples Retailing – 2.3%
832,158	CVS Health Corp.(b)	80,286,604
801,187	Wal-Mart Stores, Inc.(b)	51,948,965
554,853	Walgreens Boots Alliance, Inc.(b)	46,108,284

		178,343,853

	Food Products – 1.4%
102,574	Bunge Ltd.(b)	7,518,674
532,993	ConAgra Foods, Inc.(b)	21,591,546
415,903	Kraft Heinz Co. (The)(b)	29,354,434
1,259,935	Mondelez International, Inc., Class A(d)	52,753,479

		111,218,133

	Gas Utilities – 0.3%
81,319	AGL Resources, Inc.(b)	4,963,712
135,628	National Fuel Gas Co.(b)	6,778,687

Shares	Description	Value (†)
Common Stocks – continued

	Gas Utilities – continued
44,602	ONE Gas, Inc.	$2,021,809
116,150	WGL Holdings, Inc.(b)	6,698,370

		20,462,578

	Health Care Equipment & Supplies – 2.0%
953,531	Abbott Laboratories(b)	38,351,017
343,949	Baxter International, Inc.(b)	11,298,724
1,344,471	Boston Scientific Corp.(b)(c)	22,062,769
28,610	Intuitive Surgical, Inc.(c)(d)	13,148,584
966,218	Medtronic PLC(b)	64,678,633
84,774	ResMed, Inc.(b)	4,320,083

		153,859,810

	Health Care Providers & Services – 2.8%
296,177	Aetna, Inc.(b)	32,404,726
178,299	Anthem, Inc.(b)	24,961,860
473,829	Express Scripts Holding Co.(b)(c)	38,361,196
256,936	HCA Holdings, Inc.(b)(c)	19,876,569
174,325	Patterson Cos., Inc.(b)	7,539,556
163,767	Quest Diagnostics, Inc.(d)	10,066,757
557,405	UnitedHealth Group, Inc.(b)	64,664,554
149,076	Universal Health Services, Inc., Class B(b)	18,606,176

		216,481,394

	Hotels, Restaurants & Leisure – 1.3%
509,907	Hilton Worldwide Holdings, Inc.(b)	11,697,267
24,723	J. Alexander’s Holdings, Inc.(c)	246,491
84,742	Las Vegas Sands Corp.(b)	3,217,654
650,670	McDonald’s Corp.(b)	64,110,515
96,779	Melco Crown Entertainment Ltd., Sponsored ADR(d)	1,331,679
373,937	MGM Resorts International(b)(c)	6,899,138
185,226	Restaurant Brands International, Inc.(b)	6,653,318
958,048	Wendy’s Co. (The)(b)	8,287,115

		102,443,177

	Household Durables – 1.0%
499,849	Leggett & Platt, Inc.(b)	20,618,771
633,501	Newell Rubbermaid, Inc.(d)	25,156,325
507,630	Toll Brothers, Inc.(b)(c)	17,381,251
40,612	Tupperware Brands Corp.(d)	2,009,888
78,777	Whirlpool Corp.(b)	11,600,701

		76,766,936

	Household Products – 1.8%
96,618	Church & Dwight Co., Inc.(b)	8,106,250
536,232	Colgate-Palmolive Co.(b)	34,029,283
198,563	Kimberly-Clark Corp.(b)	21,651,310
1,029,529	Procter & Gamble Co. (The)(b)	74,064,316

		137,851,159

	Industrial Conglomerates – 2.2%
450,619	3M Co.(b)	63,884,256
4,219,741	General Electric Co.(b)	106,421,868

		170,306,124

Shares	Description	Value (†)
Common Stocks – continued

	Insurance – 2.8%
247,214	Aflac, Inc.(b)	$14,370,550
372,678	Allstate Corp. (The)(b)	21,704,767
639,343	American International Group, Inc.(d)	36,327,469
251,380	Aon PLC(b)	22,274,782
226,174	Arthur J. Gallagher & Co.(b)	9,336,463
269,383	FNF Group(b)	9,555,015
360,066	Lincoln National Corp.(b)	17,088,732
660,202	Marsh & McLennan Cos., Inc.(b)	34,475,748
328,337	Principal Financial Group, Inc.(b)	15,543,474
230,307	Travelers Cos., Inc. (The)(b)	22,922,456
264,626	XL Group PLC(b)	9,611,216

		213,210,672

	Internet & Catalog Retail – 1.8%
193,667	Amazon.com, Inc.(c)(d)	99,136,201
33,399	Priceline Group, Inc. (The)(c)(d)	41,309,887

		140,446,088

	Internet Software & Services – 4.4%
227,041	Akamai Technologies, Inc.(b)(c)	15,679,451
26,060	Baidu, Inc., Sponsored ADR(c)	3,580,904
795,920	eBay, Inc.(b)(c)	19,452,285
1,054,693	Facebook, Inc., Class A(b)(c)	94,816,901
164,282	Google, Inc., Class A(b)(c)	104,872,700
106,042	Google, Inc., Class C(b)(c)	64,518,074
18,883	LinkedIn Corp., Class A(b)(c)	3,590,225
236,066	VeriSign, Inc.(b)(c)	16,656,817
479,180	Yahoo!, Inc.(b)(c)	13,853,094

		337,020,451

	IT Services – 3.7%
466,049	Automatic Data Processing, Inc.(b)	37,451,698
222,366	Broadridge Financial Solutions, Inc.(b)	12,307,958
448,442	Cognizant Technology Solutions Corp., Class A(b)(c)	28,076,954
351,538	Fidelity National Information Services, Inc.(b)	23,581,169
38,532	FleetCor Technologies, Inc.(b)(c)	5,302,774
382,142	International Business Machines Corp.(b)	55,399,126
479,903	Paychex, Inc.(b)	22,857,780
675,262	PayPal Holdings, Inc.(c)(d)	20,960,132
1,017,943	Visa, Inc., Class A(b)	70,909,909
576,187	Western Union Co. (The)(b)	10,578,793

		287,426,293

	Leisure Products – 0.1%
325,054	Mattel, Inc.(b)	6,845,637

	Life Sciences Tools & Services – 0.1%
38,532	Illumina, Inc.(c)(d)	6,774,696

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 1.8%
365,662	Caterpillar, Inc.(b)	$23,899,668
176,963	Cummins, Inc.(b)	19,214,643
210,570	Deere & Co.(b)	15,582,180
179,724	Parker Hannifin Corp.(b)	17,487,145
212,192	Pentair PLC(b)	10,830,280
158,903	Snap-on, Inc.(d)	23,984,819
80,291	SPX Corp.	957,069
80,291	SPX FLOW, Inc.(c)	2,764,419
227,891	Stanley Black & Decker, Inc.(b)	22,100,869
121,002	Timken Co. (The)(b)	3,326,345

		140,147,437

	Media – 3.4%
1,367,086	Comcast Corp., Class A(b)	77,759,852
102,277	Liberty Global PLC, Class A(b)(c)	4,391,774
76,955	Liberty Global PLC, Series C(c)(d)	3,156,694
348,565	News Corp., Class B(b)	4,468,603
248,715	Omnicom Group, Inc.(b)	16,390,319
2,945,723	Sirius XM Holdings, Inc.(b)(c)	11,017,004
141,477	Time Warner Cable, Inc.(b)	25,376,729
523,205	Time Warner, Inc.(b)	35,970,344
105,905	Time, Inc.	2,017,490
841,420	Walt Disney Co. (The)(b)	85,993,124

		266,541,933

	Metals & Mining – 0.4%
473,787	Freeport-McMoRan, Inc.(b)	4,590,996
393,609	Nucor Corp.(b)	14,780,018
188,013	Southern Copper Corp.(b)	5,023,707
403,326	Steel Dynamics, Inc.(b)	6,929,141
86,151	Worthington Industries, Inc.	2,281,278

		33,605,140

	Multi-Utilities – 1.7%
115,249	Alliant Energy Corp.(b)	6,740,914
574,960	Ameren Corp.(b)	24,303,559
902,825	CenterPoint Energy, Inc.(b)	16,286,963
491,437	Consolidated Edison, Inc.(b)	32,852,564
792,740	Public Service Enterprise Group, Inc.(b)	33,421,918
322,665	WEC Energy Group, Inc.(b)	16,849,566

		130,455,484

	Multiline Retail – 0.9%
311,717	Macy’s, Inc.(b)	15,997,316
279,529	Nordstrom, Inc.(b)	20,045,025
58,617	Sears Holdings Corp.(c)	1,324,744
370,231	Target Corp.(b)	29,122,371

		66,489,456

	Oil, Gas & Consumable Fuels – 5.2%
264,896	California Resources Corp.(d)	688,730
186,821	Cheniere Energy, Inc.(b)(c)	9,023,454
977,698	Chevron Corp.(b)	77,120,818
201,868	Concho Resources, Inc.(b)(c)	19,843,624

Shares	Description	Value (†)
Common Stocks – continued

	Oil, Gas & Consumable Fuels – continued
807,318	ConocoPhillips(b)	$38,718,971
345,836	CONSOL Energy, Inc.(b)	3,389,193
367,744	Continental Resources, Inc.(c)(d)	10,653,544
1,969,772	Exxon Mobil Corp.(b)	146,452,548
220,278	Gulfport Energy Corp.(b)(c)	6,537,851
520,344	Occidental Petroleum Corp.(b)	34,420,756
202,485	ONEOK, Inc.(b)	6,520,017
514,040	Phillips 66(b)	39,498,834
601,723	Southwestern Energy Co.(b)(c)	7,635,865

		400,504,205

	Personal Products – 0.0%
31,111	Herbalife Ltd.(c)(d)	1,695,549

	Pharmaceuticals – 5.4%
217,098	Allergan PLC(b)(c)	59,009,407
877,680	Bristol-Myers Squibb Co.(b)	51,958,656
493,074	Eli Lilly & Co.(b)	41,265,363
1,202,950	Johnson & Johnson(b)	112,295,382
1,292,748	Merck & Co., Inc.(b)	63,848,824
2,857,824	Pfizer, Inc.(d)	89,764,252

		418,141,884

	Professional Services – 0.3%
79,660	Dun & Bradstreet Corp. (The)(d)	8,364,300
155,906	Verisk Analytics, Inc.(b)(c)	11,523,012

		19,887,312

	REITs - Diversified – 0.5%
1,268,220	Duke Realty Corp.(b)	24,159,591
472,126	Liberty Property Trust(d)	14,876,690

		39,036,281

	REITs - Health Care – 0.8%
342,201	Care Capital Properties, Inc.(d)	11,268,663
219,494	Healthcare Realty Trust, Inc.(b)	5,454,426
725,315	Senior Housing Properties Trust(b)	11,750,103
538,624	Ventas, Inc.(b)	30,195,261

		58,668,453

	REITs - Mortgage – 0.4%
637,928	American Capital Agency Corp.(b)	11,929,254
1,270,170	Annaly Capital Management, Inc.(b)	12,536,578
296,730	Hatteras Financial Corp.(b)	4,495,459

		28,961,291

	REITs - Office Property – 0.1%
235,599	Mack-Cali Realty Corp.(d)	4,448,109

	Road & Rail – 0.7%
171,939	Avis Budget Group, Inc.(c)(d)	7,510,296
85,993	Canadian Pacific Railway Ltd.(d)	12,346,015
961,429	CSX Corp.(b)	25,862,440
299,329	Hertz Global Holdings, Inc.(b)(c)	5,007,774

		50,726,525

Shares	Description	Value (†)
Common Stocks – continued

	Semiconductors & Semiconductor Equipment – 2.5%
550,339	Advanced Micro Devices, Inc.(b)(c)	$946,583
240,762	Altera Corp.(b)	12,057,361
249,111	Analog Devices, Inc.(d)	14,052,352
888,200	Applied Materials, Inc.(b)	13,047,658
2,102,110	Intel Corp.(b)	63,357,595
308,428	Linear Technology Corp.(b)	12,445,070
177,644	Microchip Technology, Inc.(b)	7,654,680
489,621	Micron Technology, Inc.(c)(d)	7,334,523
421,440	NVIDIA Corp.(b)	10,388,496
212,821	Skyworks Solutions, Inc.(d)	17,921,656
534,592	Texas Instruments, Inc.(b)	26,472,996
238,695	Xilinx, Inc.(b)	10,120,668

		195,799,638

	Software – 3.9%
468,390	Activision Blizzard, Inc.(d)	14,468,567
421,440	Adobe Systems, Inc.(c)(d)	34,650,797
83,764	ANSYS, Inc.(c)(d)	7,382,959
275,819	Autodesk, Inc.(c)(d)	12,174,651
3,683,866	Microsoft Corp.(b)	163,047,909
260,985	Nuance Communications, Inc.(b)(c)	4,272,324
1,517,133	Oracle Corp.(b)	54,798,844
532,001	Symantec Corp.(b)	10,358,060

		301,154,111

	Specialty Retail – 2.9%
260,139	American Eagle Outfitters, Inc.	4,065,973
229,969	Foot Locker, Inc.(b)	16,550,869
213,861	Gap, Inc. (The)(b)	6,095,038
759,143	Home Depot, Inc. (The)(b)	87,673,425
201,858	L Brands, Inc.(b)	18,193,462
744,581	Lowe’s Cos., Inc.(b)	51,316,522
162,648	Tiffany & Co.(b)	12,559,679
416,832	TJX Cos., Inc. (The)(d)	29,770,141

		226,225,109

	Technology Hardware, Storage & Peripherals – 4.3%
2,594,220	Apple, Inc.(b)	286,142,466
984,667	EMC Corp.(b)	23,789,555
765,417	Hewlett-Packard Co.(b)	19,602,329

		329,534,350

	Textiles, Apparel & Luxury Goods – 0.2%
319,937	Michael Kors Holdings Ltd.(b)(c)	13,514,139

	Thrifts & Mortgage Finance – 0.1%
571,058	New York Community Bancorp, Inc.(b)	10,313,307

	Tobacco – 1.7%
954,532	Altria Group, Inc.(b)	51,926,541

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – continued
609,942	Philip Morris International, Inc.(b)	$48,386,699
560,190	Reynolds American, Inc.(b)	24,799,611
159,585	Vector Group Ltd.(d)	3,608,216

		128,721,067

	Trading Companies & Distributors – 0.1%
107,177	GATX Corp.(b)	4,731,865

	Wireless Telecommunication Services – 0.1%
94,689	SBA Communications Corp., Class A(b)(c)	9,917,726

	Total Common Stocks (Identified Cost $5,255,175,406)	7,498,974,971

Contracts
Purchased Options – 0.4%

	Index Options – 0.4%
5,951	On S&P 500® Index, Put expiring October 16, 2015 at 1700(e)	1,026,548
5,884	On S&P 500® Index, Put expiring October 16, 2015 at 1725(e)	1,441,580
6,604	On S&P 500® Index, Put expiring November 20, 2015 at 1700(e)	8,684,260
3,888	On S&P 500® Index, Put expiring November 20, 2015 at 1725(e)	6,123,600
5,684	On S&P 500® Index, Put expiring December 19, 2015 at 1725(e)	14,749,980

	Total Purchased Options (Identified Cost $75,885,447)	32,025,968

Principal Amount
Short-Term Investments – 3.6%
$278,021,217	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2015 at 0.010% to be repurchased at $278,021,294 on 10/01/2015 collateralized by $282,875,000 U.S. Treasury Note, 1.750% due 2/28/2022 valued at $283,582,188 including accrued interest(f) (Identified Cost $278,021,217)	278,021,217

	Total Investments – 101.0% (Identified Cost $5,609,082,070)(a)	7,809,022,156
	Other assets less liabilities – (1.0)%	(75,908,481)

	Net Assets – 100.0%	$7,733,113,675

Contracts
Written Options – (1.5%)

	Index Options – (1.5%)
4,137	On S&P 500® Index, Call expiring October 02, 2015 at 1930(e)	$(4,219,740)
4,269	On S&P 500® Index, Call expiring October 09, 2015 at 1950(e)	(5,635,080)
4,226	On S&P 500® Index, Call expiring October 16, 2015 at 1900(e)	(19,481,860)
4,226	On S&P 500® Index, Call expiring October 16, 2015 at 1925(e)	(13,142,860)
4,428	On S&P 500® Index, Call expiring October 16, 2015 at 1950(e)	(8,368,920)
4,253	On S&P 500® Index, Call expiring October 16, 2015 at 1975(e)	(4,253,000)
4,448	On S&P 500® Index, Call expiring November 20, 2015 at 1900(e)	(29,490,240)
4,217	On S&P 500® Index, Call expiring November 20, 2015 at 1925(e)	(21,675,380)
4,498	On S&P 500® Index, Call expiring November 20, 2015 at 2000(e)	(8,073,910)

	Total Written Options (Premiums Received $170,070,831)	$(114,340,990)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Exchange-traded index options are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. Option contracts for which the average of the closing bid and ask quotations are not considered to reflect option contract values as of the close of the New York Stock Exchange (“NYSE”) are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. On the last business day of the month, the Fund will fair value S&P 500® index options using the closing rotation values published by the CBOE. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of September 30, 2015, purchased options were fair valued at $32,025,968, representing 0.4% of net assets, and written options were fair valued at $(114,340,990), representing (1.5%) of net assets, using the closing rotation values published by the CBOE.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At September 30, 2015, the net unrealized appreciation on investments based on a cost of $5,609,082,070 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,470,538,392
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(270,598,306)

Net unrealized appreciation	$2,199,940,086

At December 31, 2014, the Fund had a short-term capital loss carryforward of $1,972,932,217 of which $1,005,056,628 expires on December 31, 2017, $393,591,402 expires on December 31, 2018 and $574,284,187 with no expiration date. Capital losses may be utilized to offset future capital gains until expiration. The Regulated Investment Company Modernization Act of 2010 (the “Act”) allows capital loss carryforwards to be carried forward indefinitely. Rules in effect previously limited the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date may expire unused.

(b)	All of this security has been pledged as collateral for outstanding call options.
(c)	Non-income producing security.
(d)	A portion of this security has been pledged as collateral for outstanding call options.

(e)	The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

(f)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,498,974,971	$—	$—	$7,498,974,971
Purchased Options*	—	32,025,968	—	32,025,968
Short-Term Investments	—	278,021,217	—	278,021,217

Total	$7,498,974,971	$310,047,185	$—	$7,809,022,156

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$—	$(114,340,990)	$—	$(114,340,990)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended September 30, 2015, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options and purchasing index put options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2015, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of September 30, 2015:

Assets	Investments at value[1]
Exchange-traded/cleared asset derivatives
Equity contracts	$32,025,968

Liabilities	Options written at value
Exchange-traded/cleared liability derivatives
Equity contracts	$(114,340,990)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at September 30, 2015 (Unaudited)

Banks	5.9%
Pharmaceuticals	5.4
Oil, Gas & Consumable Fuels	5.2
Internet Software & Services	4.4
Technology Hardware, Storage & Peripherals	4.3
Software	3.9
Biotechnology	3.8
IT Services	3.7
Media	3.4
Specialty Retail	2.9
Health Care Providers & Services	2.8
Insurance	2.8
Semiconductors & Semiconductor Equipment	2.5
Food & Staples Retailing	2.3
Beverages	2.3
Diversified Financial Services	2.2
Aerospace & Defense	2.2
Industrial Conglomerates	2.2
Diversified Telecommunication Services	2.0
Capital Markets	2.0
Health Care Equipment & Supplies	2.0
Other Investments, less than 2% each	29.2
Short-Term Investments	3.6

Total Investments	101.0
Other assets less liabilities (including open written options)	(1.0)

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gateway Trust

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	November 20, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	November 20, 2015